LOAN PAYABLE	12 Months Ended
Dec. 31, 2017
Loan Payable
LOAN PAYABLE
NOTE 9 – LOAN PAYABLE

In June 2017, the Company entered into an arrangement with a financing company to provide it €1,000 ($1,198 as of December 31, 2017) as a loan until June 2018. The loan bears interest of ten percent per annum. Interest is being paid quarterly.